UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22320
Russell Exchange Traded Funds Trust (formerly, U.S. One Trust)
(Exact name of registrant as specified in charter)

1301 Second Avenue, 18th Floor, Seattle, WA 98101
(Address of principal executive offices)	(Zip code)
Mary Beth Rhoden, Secretary and Chief Legal Officer 1301 Second Avenue, 18th Floor Seattle, WA 98101
(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-206-505-7877

Date of fiscal year end: December 31

Date of reporting period: March 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

Attached hereto.

One Fund*
Schedule of Investments
March 31, 2011 (unaudited)

		Number of	U.S. $	% of Net
Ticker	Exchange-Traded Fund (ETF)	Shares	Value	Assets
EWC	iShares MSCI Canada Index Fund	7,758	$260,979	1.98%
SCZ	iShares MSCI EAFE Small Cap Index Fund	9,286	402,455	3.05%
IWF	iShares Russell 1000 Growth Index Fund	6,486	392,209	2.98%
IWB	iShares Russell 1000 Index Fund	74,052	5,470,221	41.53%
VWO	Vanguard Emerging Markets ETF	27,483	1,344,468	10.21%
VEA	Vanguard Europe Pacific ETF	70,704	2,637,966	20.03%
VGK	Vanguard MSCI European ETF	20,250	1,051,988	7.99%
VPL	Vanguard MSCI Pacific ETF	11,812	659,464	5.01%
VTWO	Vanguard Russell 2000 ETF	14,138	941,167	7.15%

TOTAL INVESTMENTS (cost $12,487,597)			$13,160,917	99.93%
Other Assets in Excess of Liabilities			8,782	0.07%
NET ASSETS			$13,169,699	100.00%

*Effective April 15, 2011, the name of the One Fund was changed to Russell Equity ETF.

See previously submitted notes to financial statements for the fiscal year ended December 31, 2010.

Fair Value Measurement

GAAP provides guidance on fair value measurements. This standard defines fair value, establishes a framework for measuring fair value in accordance with GAAP and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s assumption in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s net asset value is computed and that may materially affect the value of the Fund’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict and acts of terrorism.

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the inputs used as of March 31, 2011 in valuing each Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments
Exchange-Traded Funds	$13,160,917	$-	$-
Total	$13,160,917	$-	$-

Federal Income Taxes

At March 31, 2011, the cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

	Gross	Gross	Net
Cost of	Unrealized	Unrealized	Unrealized
Investments	Appreciation	Depreciation	Appreciation

$12,487,597	$673,320	$-	$673,320

See previously submitted notes to financial statements for the fiscal year ended December 31, 2011.

Item 2. Controls and Procedures.

(a)
The Trust’s principal executive officer and principal financial officer have evaluated the Trust’s disclosure controls and procedures within 90 days of this filing and have concluded that the Trust’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)
The Trust’s principal executive officer and principal financial officer are aware of no changes in the Trust’s internal control over financial reporting that occurred during the Trust’s most recent quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3. Exhibits.

Certification of chief executive officer and chief financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	U.S. One Trust

By:	/s/ Jim Polisson
Jim Polisson
Principal Executive Officer and Chief Executive Officer

Date:	May 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jim Polisson
Jim Polisson
Principal Executive Officer and Chief Executive Officer

Date:	May 18, 2011

By:	/s/ Mark E. Swanson
Mark E. Swanson
Principal Financial Officer, Principal Accounting Officer and Treasurer

Date:	May 18, 2011